FINANCIAL ASSETS AND LIABILITIES - Summary of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS AND LIABILITIES
Cash and bank accounts	R$ 958,738	R$ 209,479
Savings account	485,393	431,011
Financial investments	15,459,411	14,017,991
Cash and cash equivalents	R$ 16,903,542	R$ 14,658,481	R$ 13,301,716	R$ 16,174,130